Document and Entity Information	Oct. 28, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	BOEING CO
Amendment Flag	false
Entity Central Index Key	0000012927
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 28, 2024
Entity Incorporation State Country Code	DE
Entity File Number	1-442
Entity Tax Identification Number	91-0425694
Entity Address, Address Line One	929 Long Bridge Drive
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22202
City Area Code	(703)
Local Phone Number	465-3500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $5.00 Par Value
Trading Symbol	BA
Security Exchange Name	NYSE
Convertible Preferred Stock Subject to Mandatory Redemption [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/20th interest in a share of 6.00% Series A Mandatory Convertible Preferred Stock, $1.00 Par Value
Trading Symbol	BA-PRA
Security Exchange Name	NYSE